Marketable Securities: (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities: [Abstract]
Fair value at beginning of year		$ 318,442	$ 723,449
Dispositions, at cost		(12,500)
Realized loss		4,039
Unrealized loss	(47,241)	(396,546)
Fair value at balance sheet date	$ 271,201	$ 318,442